Capital Stock and Changes in Capital Accounts, Dividend payments and declarations on Series D Preferred Stock (Details) - Series D Preferred Stock [Member] - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends [Abstract]
Dividends declared (in dollars per share)	$ 70	$ 70
Dividend declared	$ 1,022	$ 968	$ 117
Dividend paid	$ 1,022	$ 968	$ 117